UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ☒

Post-Effective Amendment No. 35

SPARROW FUNDS – File Nos. 333-59877 and 811-08897

(Exact Name of Registrant as Specified In Charter)

211 North Broadway

Suite 2080

St. Louis, Missouri  63102

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (314) 725-6161

Gerald R. Sparrow

President

211 North Broadway

Suite 2080

St. Louis, Missouri  63102

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 S. HighStreet, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on December 31, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:  ☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

          Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Las Vegas, State of Nevada, on the 20th day of January, 2017.

Sparrow Funds

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser, Attorney-in-Fact

          Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on January 20, 2017.

Gerald R. Sparrow*

Trustee, President (Principal Executive Officer), and Treasurer (Principal Financial Officer/Principal Accounting Officer)

Richard Priest*

Trustee

Donald D. Woodruff*

Trustee

By:/s/ JoAnn M. Strasser

*JoAnn M. Strasser, Attorney-in-Fact

Signed pursuant to Powers of Attorney filed with
Post-Effective Amendment No. 14 to the Registrant's
Registration Statement.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase